Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	259 Months Ended
		Aug. 09, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	3.36%
Morningstar® LSTA® US Leveraged Loan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	6.42%	5.83%	5.06%
First Trust Flexible Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.87%	6.04%	6.06%	4.77%
Performance Inception Date	[1]	May 25, 2004
First Trust Flexible Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.96%	1.76%	2.38%	1.73%
First Trust Flexible Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.83%	2.62%	2.90%	2.20%

[1]	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, at prices obtained by the Predecessor Fund’s Dividend Reinvestment Plan and changes in NAV per share. Total returns are not annualized for periods of less than one year. Past performance is not indicative of future results.